Stockholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May. 31, 2014	Feb. 16, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2015	Nov. 01, 2014	Apr. 29, 2013	Nov. 28, 2011
Stockholders Equity Deficit (Textual)
Treasury stock value			$ 928	$ 3,514
Subscription receivable			$ 55	$ 31
Inception [Member]
Stockholders Equity Deficit (Textual)
Common stock, shares authorized										50,000
Certificate of Incorporation Amended [Member]
Stockholders Equity Deficit (Textual)
Common stock shares authorized after amendment								61,000	58,000
Series A General Common Shares [Member]
Stockholders Equity Deficit (Textual)
Common stock, shares authorized			38,000	38,000
Common stock, par value			$ 0.01	$ 0.01
Description of common stock voting rights			Each share of Series A Stock represents the right to one (1) vote on all issues presented to shareholders for a vote.
Common stock issued for services, value			$ 380
Common stock issued for services, shares			38,000
Treasury stock, shares			3,542	13,400
Common stock, shares issued			38,000	38,000
Common stock, shares outstanding			34,458	24,600
Series A General Common Shares [Member] | Treasury Stock [Member]
Stockholders Equity Deficit (Textual)
Treasury stock value			$ 928	$ 3,514
Series A General Common Shares [Member] | Inception [Member]
Stockholders Equity Deficit (Textual)
Common stock, shares authorized										38,000
Series B Common Shares [Member]
Stockholders Equity Deficit (Textual)
Common stock, shares authorized			10,000	10,000
Common stock, par value			$ 0.01	$ 0.01
Description of common stock voting rights			Every fifty (50) shares of Series B Stock represent the right to one (1) vote on all issues presented to shareholders for a vote.
Common stock issued for services, value					$ 800
Common stock issued for services, shares					1,000
Common stock issued, value						$ 8,342
Common stock issued, shares						8,862
Subscription receivable					$ 885
Common stock, shares issued			9,862	9,862
Common stock, shares outstanding			9,862	9,862
Series B Common Shares [Member] | Inception [Member]
Stockholders Equity Deficit (Textual)
Common stock, shares authorized										10,000
Series C Common Shares [Member]
Stockholders Equity Deficit (Textual)
Common stock, shares authorized			5,000	5,000
Common stock, par value			$ 0.01	$ 0.01
Description of common stock voting rights			The Series C stockholders will have no voting rights.
Common stock issued for services, value			$ 175	$ 1,688	$ 2,500
Common stock issued for services, shares			125	1,350	2,000
Common stock, shares issued			3,475	3,350
Common stock, shares outstanding			3,475	3,350
Series C Common Shares [Member] | Inception [Member]
Stockholders Equity Deficit (Textual)
Common stock, shares authorized										2,000
Series C Common Shares [Member] | Certificate of Incorporation Amended [Member]
Stockholders Equity Deficit (Textual)
Common stock shares authorized after amendment								5,000
Common stock shares authorized prior to amendment								2,000
Series D Common Shares [Member]
Stockholders Equity Deficit (Textual)
Common stock, shares authorized			8,000	8,000
Common stock, par value			$ 0.01	$ 0.01
Description of common stock voting rights			Every fifty (50) shares of Series D Stock represent the right to one (1) vote on all issues presented to shareholders for a vote.
Common stock issued for services, value				$ 1,250
Common stock issued for services, shares				1,000
Common stock issued, value				$ 5,373	$ 1,876
Common stock issued, shares				4,667	1,779
Subscription receivable							$ 31
Common stock, shares issued			7,446	7,446
Common stock, shares outstanding			7,446	7,446
Series D Common Shares [Member] | Certificate of Incorporation Amended [Member]
Stockholders Equity Deficit (Textual)
Common stock shares authorized after amendment									8,000
Series C Stock Options [Member]
Stockholders Equity Deficit (Textual)
Maximum number of shares to be issued		5,000
Stock options granted	693
Term of options	10 years
Vesting period	3 years
Stock option vesting percentage	25.00%
Additional stock options issued			625
Fair value assumptions, Method used			Black-Scholes Method
Stock price			$ 1.25
Exercise price			$ 1.25
Expected term			10 years
Discount rate			0.25%
Volatility			100.00%
Stock based compensation			$ 366	$ 192
Series C Stock Options [Member] | First anniversary date [Member]
Stockholders Equity Deficit (Textual)
Stock option vesting percentage	25.00%
Series C Stock Options [Member] | Second anniversary date [Member]
Stockholders Equity Deficit (Textual)
Stock option vesting percentage	25.00%
Series C Stock Options [Member] | Third anniversary date [Member]
Stockholders Equity Deficit (Textual)
Stock option vesting percentage	25.00%